RELATED PARTIES TRANSACTIONS (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Revenue from Related Parties	$ 3,950	$ 1,638	$ 574
Related Party Transaction, Purchases from Related Party	102	$ 231	$ 245
Accounts Payable, Related Parties, Current	107
Accounts Receivable, Related Parties, Current	$ 1,909